Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Balanced Strategy Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–12.00%	0.84%	4.71%	3.76%
Returns After Taxes on Distributions	–13.14%	–0.33%	3.66%	2.57%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–6.76%	0.22%	3.34%	2.57%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–8.53%	1.23%	4.51%	3.27%	*
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–6.53%	2.40%	5.73%	4.46%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–6.93%	2.06%	5.38%	3.98%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–6.61%	2.26%	5.56%	2.85%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	4.06%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R Shares (Inception 11/30/07)
Returns	–7.07%	1.78%	5.07%	2.37%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	4.06%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–6.52%	2.41%	5.73%	4.46%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Balanced Strategy Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–6.53%	2.40%	5.73%	4.46%
Returns After Taxes on Distributions	–7.87%	1.06%	4.53%	3.12%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–3.49%	1.35%	4.12%	3.08%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–13.92%	1.45%	6.22%	4.09%
Returns After Taxes on Distributions	–14.65%	0.61%	5.42%	3.11%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–8.08%	0.83%	4.73%	2.96%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–10.52%	1.83%	6.02%	3.59%	*
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–8.63%	3.00%	7.23%	4.78%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–9.00%	2.51%	6.71%	4.27%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–8.68%	2.87%	7.07%	2.67%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	3.91%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R Shares (Inception 11/30/07)
Returns	–9.10%	2.36%	6.56%	2.18%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	3.91%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–8.61%	3.00%	7.24%	4.79%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–8.63%	3.00%	7.23%	4.78%
Returns After Taxes on Distributions	–9.53%	2.00%	6.28%	3.67%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–4.91%	1.97%	5.53%	3.49%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth Strategy Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–15.87%	2.07%	7.28%	3.97%
Returns After Taxes on Distributions	–16.53%	1.45%	6.72%	3.30%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–9.18%	1.42%	5.78%	3.04%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–12.46%	2.46%	7.09%	3.48%	*
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–10.65%	3.64%	8.32%	4.66%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–11.06%	3.14%	7.79%	4.14%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–10.74%	3.50%	8.17%	2.51%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	3.61%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R Shares (Inception 11/30/07)
Returns	–11.18%	2.97%	7.62%	2.00%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	3.61%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–10.55%	3.66%	8.33%	4.67%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth Strategy Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–10.65%	3.64%	8.32%	4.66%
Returns After Taxes on Distributions	–11.47%	2.94%	7.67%	3.88%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–6.05%	2.67%	6.68%	3.60%
Growth and Income Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Satellite Strategies Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 3/30/07)
Returns Before Taxes	–15.30%	–0.20%	6.03%	0.79%
Returns After Taxes on Distributions	–16.06%	–1.26%	4.72%	–0.51%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–8.90%	–0.52%	4.35%	0.14%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%
Class C Shares (Inception 3/30/07)
Returns Before Taxes	–11.96%	0.15%	5.82%	0.51%*
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%
Institutional Shares (Inception 3/30/07)
Returns Before Taxes	–10.06%	1.32%	7.05%	1.65%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%
Service Shares (Inception 8/29/08)
Returns Before Taxes	–10.41%	0.84%	6.53%	1.60%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	5.21%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	9.00%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.67%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	2.29%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–10.19%	1.17%	6.88%	1.06%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.00%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.63%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.19%
Class R Shares (Inception 11/30/07)
Returns	–10.56%	0.68%	6.37%	0.56%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.00%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.63%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.19%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–10.04%	1.33%	7.05%	1.66%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%

*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Satellite Strategies Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/30/07)*
Returns Before Taxes	–10.06%	1.32%	7.05%	1.65%
Returns After Taxes on Distributions	–10.99%	0.07%	5.57%	0.20%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–5.77%	0.57%	5.12%	0.74%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Balanced Strategy Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Balanced Strategy Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–12.00%	0.84%	4.71%	3.76%
Returns After Taxes on Distributions	–13.14%	–0.33%	3.66%	2.57%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–6.76%	0.22%	3.34%	2.57%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–8.53%	1.23%	4.51%	3.27%	*
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–6.53%	2.40%	5.73%	4.46%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–6.93%	2.06%	5.38%	3.98%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–6.61%	2.26%	5.56%	2.85%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	4.06%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R Shares (Inception 11/30/07)
Returns	–7.07%	1.78%	5.07%	2.37%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	4.06%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–6.52%	2.41%	5.73%	4.46%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.00%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.53%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.93%)
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.07%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.41%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.14%)
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.91%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Growth and Income Strategy Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–13.92%	1.45%	6.22%	4.09%
Returns After Taxes on Distributions	–14.65%	0.61%	5.42%	3.11%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–8.08%	0.83%	4.73%	2.96%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–10.52%	1.83%	6.02%	3.59%	*
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–8.63%	3.00%	7.23%	4.78%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–9.00%	2.51%	6.71%	4.27%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–8.68%	2.87%	7.07%	2.67%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	3.91%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R Shares (Inception 11/30/07)
Returns	–9.10%	2.36%	6.56%	2.18%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	3.91%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–8.61%	3.00%	7.24%	4.79%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.92%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.52%)
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.63%)
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.00%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.68%)
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.10%)
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.61%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.00%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.24%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.65%)
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.08%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.07%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.47%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Growth Strategy Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth Strategy Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–15.87%	2.07%	7.28%	3.97%
Returns After Taxes on Distributions	–16.53%	1.45%	6.72%	3.30%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–9.18%	1.42%	5.78%	3.04%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–12.46%	2.46%	7.09%	3.48%	*
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–10.65%	3.64%	8.32%	4.66%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–11.06%	3.14%	7.79%	4.14%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–10.74%	3.50%	8.17%	2.51%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	3.61%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R Shares (Inception 11/30/07)
Returns	–11.18%	2.97%	7.62%	2.00%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	3.61%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	3.93%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–10.55%	3.66%	8.33%	4.67%
Growth Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.87%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.65%)
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.74%)
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.18%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	7.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.55%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.66%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.53%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.18%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Growth Strategy Composite Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.19%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Satellite Strategies Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Satellite Strategies Portfolio—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 3/30/07)
Returns Before Taxes	–15.30%	–0.20%	6.03%	0.79%
Returns After Taxes on Distributions	–16.06%	–1.26%	4.72%	–0.51%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–8.90%	–0.52%	4.35%	0.14%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%
Class C Shares (Inception 3/30/07)
Returns Before Taxes	–11.96%	0.15%	5.82%	0.51%*
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%
Institutional Shares (Inception 3/30/07)
Returns Before Taxes	–10.06%	1.32%	7.05%	1.65%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%
Service Shares (Inception 8/29/08)
Returns Before Taxes	–10.41%	0.84%	6.53%	1.60%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	5.21%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	9.00%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.67%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	2.29%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–10.19%	1.17%	6.88%	1.06%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.00%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.63%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.19%
Class R Shares (Inception 11/30/07)
Returns	–10.56%	0.68%	6.37%	0.56%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.00%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.63%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.19%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–10.04%	1.33%	7.05%	1.66%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%

*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.96%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.06%)
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.41%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.19%)
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.56%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.04%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
10 Years	rr_AverageAnnualReturnYear10	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.90%)
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.87%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.48%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[2]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[2]
10 Years	rr_AverageAnnualReturnYear10	13.11%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.53%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.31%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class P Shares | Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Balanced Strategy Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Balanced Strategy Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–6.53%	2.40%	5.73%	4.46%
Returns After Taxes on Distributions	–7.87%	1.06%	4.53%	3.12%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–3.49%	1.35%	4.12%	3.08%
Balanced Strategy Composite Index	–2.57%	3.91%	6.33%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Balanced Strategy Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.53%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.40%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Balanced Strategy Portfolio | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.87%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.06%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.53%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Balanced Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.49%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Balanced Strategy Portfolio | Balanced Strategy Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Balanced Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Balanced Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Growth and Income Strategy Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–8.63%	3.00%	7.23%	4.78%
Returns After Taxes on Distributions	–9.53%	2.00%	6.28%	3.67%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–4.91%	1.97%	5.53%	3.49%
Growth and Income Strategy Composite Index	–4.81%	4.07%	7.47%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.63%)	[4]
5 Years	rr_AverageAnnualReturnYear05	3.00%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.53%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.28%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.91%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.97%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.53%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio | Growth and Income Strategy Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Growth and Income Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Growth Strategy Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Growth Strategy Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–10.65%	3.64%	8.32%	4.66%
Returns After Taxes on Distributions	–11.47%	2.94%	7.67%	3.88%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–6.05%	2.67%	6.68%	3.60%
Growth and Income Strategy Composite Index	–7.09%	4.19%	8.52%	N/A†
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.78%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Growth Strategy Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.65%)	[4]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.32%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Growth Strategy Portfolio | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.47%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Growth Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.05%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.67%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.68%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Growth Strategy Portfolio | Growth and Income Strategy Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Growth Strategy Portfolio | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class P Shares | Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Satellite Strategies Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Satellite Strategies Portfolio—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/30/07)*
Returns Before Taxes	–10.06%	1.32%	7.05%	1.65%
Returns After Taxes on Distributions	–10.99%	0.07%	5.57%	0.20%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–5.77%	0.57%	5.12%	0.74%
Satellite Strategies Composite Index	–5.34%	3.87%	7.48%	4.33%
S&P 500® Index (reflects no deduction for fees or expenses)	–4.38%	8.49%	13.11%	7.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.01%	2.52%	3.48%	3.86%
MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)	–13.79%	0.53%	6.31%	0.94%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.06%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.32%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.05%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[4]
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.99%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.07%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.57%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[4]
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.77%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.57%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[4]
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | Satellite Strategies Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | S&P 500® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Class P Shares | Goldman Sachs Satellite Strategies Portfolio | MSCI® EAFE® Net Total Return Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%

[1]	Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[3]	Information for this index was not available back to the inception dates of these share classes.
[4]	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.500
[5]	Information for this index was not available back to the inception date of this share class.